UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Cumulative Effect, Period of Adoption, Adjustment	[1]	Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Limited partners		Limited partners Cumulative Effect, Period of Adoption, Adjustment	[1]	Limited partners Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Redemption- exchange units		Redemption- exchange units Cumulative Effect, Period of Adoption, Adjustment	[1]	Redemption- exchange units Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Special limited partner units	Special limited partner units Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Capital Limited partners	Capital Limited partners Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Retained earnings Limited partners		Retained earnings Limited partners Cumulative Effect, Period of Adoption, Adjustment	[1]	Retained earnings Limited partners Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Ownership changes Limited partners		Ownership changes Limited partners Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Accumulated other comprehensive income (loss) Limited partners	Accumulated other comprehensive income (loss) Limited partners Cumulative Effect, Period of Adoption, Adjustment	[1]	Accumulated other comprehensive income (loss) Limited partners Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Preferred securities	Preferred securities Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	BBUC exchangeable shares		BBUC exchangeable shares Cumulative Effect, Period of Adoption, Adjustment	[1]	BBUC exchangeable shares Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Interest of others in operating subsidiaries		Interest of others in operating subsidiaries Cumulative Effect, Period of Adoption, Adjustment	[1]	Interest of others in operating subsidiaries Cumulative Effect, Period of Adoption, Adjusted Balance	[1]
Beginning balance at Dec. 31, 2021		$ 13,000		$ 17		$ 13,017		$ 2,252		$ 2		$ 2,254		$ 2,011		$ 2		$ 2,013			$ 0		$ 2,192	$ 2,192		$ 63		$ 1		$ 64		$ 150		$ 150		$ (153)	$ 1		$ (152)		$ 15	$ 15		$ 0		$ 1		$ 1		$ 8,722		$ 12		$ 8,734
Net income (loss)		270	[2]					55						51												55																		47						117
Other comprehensive income (loss)		(532)						(64)						(59)																						(64)								(73)						(336)
Comprehensive income (loss)		(262)						(9)						(8)						$ 0						55										(64)								(26)						(219)
Contributions		865																																																865
Distributions	[3]	(1,474)						(9)						(9)												(9)																		(5)						(1,451)
Ownership changes	[4]	121						(2)						10												11						(17)				4								(1)						114
Unit repurchases	[3]	(78)						(78)															(78)
Issuance of BBUC exchangeable shares	[5]	0						(739)						(680)																		(786)				47								1,419
Acquisition of interest	[6]	1,850																																																1,850
Ending balance at Jun. 30, 2022	[1]	14,039						1,417						1,326						0			2,114			121						(653)				(165)					15			1,388						9,893
Beginning balance at Dec. 31, 2022		18,429						1,408						1,318						0			2,114			97						(660)				(143)					1,490			1,378						12,835
Net income (loss)		244						9						8												9															44			9						174
Other comprehensive income (loss)		293						22						21																						22								21						229
Comprehensive income (loss)		537						31						29												9										22					44			30						403
Contributions		1,002																																																1,002
Distributions	[3]	(1,290)						(10)						(8)												(10)															(44)			(9)						(1,219)
Ownership changes		214	[4]					27	[4]					21	[4]											(11)	[4]					38	[4]			0								25	[4]					141	[4]
Ending balance at Jun. 30, 2023		$ 18,892						$ 1,456						$ 1,360						$ 0			$ 2,114			$ 85						$ (622)				$ (121)					$ 1,490			$ 1,424						$ 13,162

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.
[3]	See Note 19 for additional information on distributions and Unit repurchases.
[4]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[5]	See Note 2 and Note 19 for additional information on BBUC exchangeable shares.
[6]	See Note 3 for additional information